[redacted]

13002769

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUL 01 2013

Washington, DC 20549

July 1, 2013

001-34120

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNY

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RIO TINTO PLC ('Guarantor'), RIO TINTO LIMITED ('Guarantor'), RIO TINTO FINANCE (USA) PLC ('Issuer'),

U.S.$1,000,000,000 1.375% Notes due 2016
U.S.$1,250,000,000 2.250% Notes due 2018
U.S.$250,000,000 Floating Rate Notes due 2015
U.S.$500,000,000 Floating Rate Notes due 2016

and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 20, 2013. Tentative listing date – July 3, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com